Trade and Other Receivables - Trade and Other Receivables (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Trade and Other Receivables
Trade receivables, net - current	€ 6,231	€ 5,892
Trade receivables, net - non-current	0	5
Trade receivables, net	6,231	5,897
Other receivables - current	543	429
Other receivables - non-current	209	198
Other receivables	752	627
Total trade and other receivables - current	6,774	6,322
Total trade and other receivables - non-current	209	203
Total	6,983	6,524
Contract assets	€ 441	€ 307